Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the years presented, the Company used the following exchange rates:

	Year-end exchange rate as at:		Average for the year ended:
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Canadian dollar	1.27	1.27	1.25	1.34
Euro	0.88	0.82	0.85	0.88
RMB	6.35	6.53	6.45	6.90
Polish Zloty	4.04	3.72	3.92	3.90
Swedish Krona	9.05	8.19	8.57	9.18
Indian Rupee	74.45	73.00	73.92	74.08
Argentina Peso	102.54	84.06	94.79	69.59

Schedule of Property Plant and Equipment Components
Property, plant and equipment are stated at cost.  Depreciation is provided for as follows:

Assets	Basis	Rate
Buildings	Straight-line	10 years
Computer equipment and software	Straight-line	3 years
Furniture and fixtures	Straight-line	5 years
Machinery and equipment	Straight-line	5 - 10 years
Leasehold improvements	Straight-line	Lease term